UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.

(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN	46282-8216

(Address of principal executive offices)	(Zip code)

Constance E. Lund
One American Square
Indianapolis, IN 46282-8216

(Name and address of agent for service)

Registrant’s telephone number, including area code:	317-285-1877

Date of fiscal year end:	December 31, 2006

Date of reporting period:	March 31, 2006

       Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

       A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

OneAmerica Funds, Inc.
VALUE PORTFOLIO
 SCHEDULE OF INVESTMENTS
March 31, 2006 (unaudited)

Description	Shares	Value

Common Stocks (87.0%)
Aerospace & Defense (2.3%)
General Dynamics Corp.	32,300	$2,066,554
Precision Castparts Corp.	115,600	6,866,640

		8,933,194

Apparel (7.1%)
Columbia Sportswear Co.*	156,100	8,324,813
Kellwood Co.	202,900	6,369,031
Liz Claiborne, Inc.	146,100	5,987,178
Wolverine World Wide, Inc.	317,650	7,029,595

		27,710,617

Automotive (1.9%)
Harley-Davidson, Inc.	142,300	7,382,524

Automotive Components (1.9%)
Magna International, Inc.	97,700	7,394,913

Cement & Aggregates (2.0%)
Lafarge North America, Inc.	91,800	7,711,200

Chemicals (0.9%)
Dow Chemical Co.	83,800	3,402,280

Computer Hardware & Software (6.3%)
Autodesk, Inc.*	212,400	8,181,648
Cisco Systems, Inc.*	270,000	5,850,900
Dell, Inc.*	107,200	3,190,272
Hewlett-Packard Co.	217,874	7,168,055

		24,390,875

Consumer Products (0.6%)
Helen of Troy, Ltd.*	105,700	2,240,840

Diversified Financial Services (10.5%)
Aegon NV	516,586	9,520,680
Citigroup, Inc.	119,998	5,667,506
Federated Investors, Inc. Class B	244,800	9,559,439
Investment Technology Group, Inc.*	169,700	8,451,060
JP Morgan Chase & Co.	94,107	3,918,615
Washington Mutual, Inc.	90,526	3,858,218

		40,975,518

Diversified Manufacturing (7.3%)
Carlisle Cos., Inc.	145,200	11,877,359
Crane Co.	221,800	9,096,018
Trinity Industries, Inc.	138,150	7,513,979

		28,487,356

Electrical Equipment (4.9%)
American Power Conversion	369,550	8,540,301
Baldor Electric Co.	306,493	10,380,917

		18,921,218

1

Food & Beverage (1.4%)
The Coca-Cola Co.	134,500	$5,631,515

Health Care (3.4%)
McKesson Corp.	117,150	6,107,030
Merck & Co., Inc.	38,900	1,370,447
Pfizer, Inc.	228,950	5,705,434

		13,182,911

Home Furnishings (2.9%)
Furniture Brands International, Inc.	217,550	5,332,151
La-Z-Boy, Inc.	342,150	5,816,550

		11,148,701

Industrial Conglomerates (1.1%)
General Electric Co.	127,600	4,437,928

Metals & Mining (2.1%)
Alcoa, Inc.	263,900	8,064,784

Oil & Oil Services (7.2%)
Royal Dutch Petroleum Co.	141,400	8,803,564
Tidewater, Inc.	162,850	8,994,206
Valero Energy Corp.	169,200	10,114,776

		27,912,546

Paper and Forest Products (1.6%)
Wausau Paper Corp.	455,400	6,453,018

Recreation (3.8%)
Brunswick Corp.	203,200	7,896,352
Mattel, Inc.	392,400	7,114,212

		15,010,564

Restaurants (1.1%)
Outback Steakhouse, Inc.	86,150	3,790,600
Ryan’s Restaurant Group, Inc.*	24,668	357,686

		4,148,286

Retail (3.6%)
BJ’s Wholesale Club, Inc.*	191,400	6,031,014
Home Depot, Inc.	190,100	8,041,230

		14,072,244

Semiconductors (3.3%)
Intel Corp.	320,200	6,195,870
Texas Instruments, Inc.	201,600	6,545,952

		12,741,822

Telecommunication Services (5.3%)
Nokia Corp. ADR	539,650	11,181,548
Telefonos de Mexico, Class L ADR	428,900	9,641,672

		20,823,220

Transportation (4.5%)
Alexander & Baldwin, Inc.	6,700	319,456
Norfolk Southern Corp.	195,800	10,586,906
Werner Enterprises, Inc.	351,600	6,458,892

		17,365,254

Total common stocks (cost: $255,005,252)		338,543,328

2

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Short-Term Notes (5.4%)
Commercial Paper (5.4%)
Consumer Finance (3.4%)
American Express Credit Corp.	4.570%	4/19/06	$3,000,000	$2,993,145
General Electric Capital Corp.	4.650	4/13/06	2,000,000	1,997,340
Toyota Motor Credit Corp.	4.620	4/13/06	2,000,000	1,997,340
American Honda Finance Corp.	4.530	4/24/06	2,000,000	1,994,208
UBS Finance Delaware, LLC	4.550	4/17/06	2,000,000	1,995,956
Prudential Funding Corp.	4.530	4/19/06	2,000,000	1,995,470

Oil & Gas (0.5%)
Chevron Texaco Corp.	4.570	4/24/06	2,000,000	1,994,440

Media (0.5%)
Gannett Corp.	4.620	5/16/06	2,000,000	1,988,500

Food & Beverage (0.5%)
The Coca-Cola Co.	4.540	4/17/06	2,000,000	1,996,260

Transport Services (0.5%)
United Parcel Service, Inc.	4.380	4/03/06	2,000,000	1,999,513

Total short-term notes (cost: $20,950,687)				20,952,172

Money Market Mutual Funds (5.8%)
Federated Investors Prime Obligation Fund			11,406,287	11,406,287
Goldman Sachs Financial Square Funds			11,100,000	11,100,000

Total money market mutual funds (cost $22,506,287)				22,506,287

Mutual Funds (1.7%)
iShares Russell 1000 Value Index Fund (cost $5,676,640)			93,100	6,803,748

Cash and Cash Equivalents (0.0%)
BONY Cash Reserve (cost: $50,384)			50,384	50,384

Total Investments (99.9%) (a) (cost: $304,189,250)				388,855,919

Other assets less liabilities (0.1%)				228,909

Net Assets (100.0%)				$389,084,828

__________________
* Non- Income producing securities.

The Interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on net assets.

(a) The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of March 31, 2006.

3

OneAmerica Funds, Inc.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (unaudited)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Short-Term Notes (98.3%)
U.S. Government & Agency Obligations (29.5%)
Federal Home Loan Bank Discount Notes	4.485%	04/19/06	$1,400,000	$1,396,860
Federal Home Loan Bank Discount Notes	4.550	04/17/06	2,600,000	2,594,742
Federal Home Loan Bank Discount Notes	4.550	05/10/06	2,000,000	1,990,142
Federal Home Loan Bank	4.540	07/21/06	4,000,000	4,000,000
Federal Home Loan Mortgage Corp. Discount Notes	4.630	05/10/06	2,200,000	2,188,965
Federal Home Loan Mortgage Corp. Discount Notes	4.520	05/09/06	5,000,000	4,976,144
Federal Home Loan Mortgage Corp. Discount Notes	4.430	04/10/06	2,800,000	2,796,899
Federal Agricultural Mortgage Corp. Discount Notes	4.750	06/29/06	3,000,000	2,964,771
Federal Agricultural Mortgage Corp. Discount Notes	4.500	04/28/06	5,000,000	4,983,125
Federal Agricultural Mortgage Corp. Discount Notes	4.520	05/05/06	2,000,000	1,991,462
Federal Farm Credit Bank Discount Note	4.600	05/03/06	2,546,000	2,535,590
Federal Farm Credit Bank Discount Note	4.600	04/21/06	4,800,000	4,787,733
Federal National Mortgage Association Discount Notes	4.520	05/01/06	4,400,000	4,383,372
Federal National Mortgage Association Discount Notes	4.500	04/26/06	2,400,000	2,392,500
Federal National Mortgage Association Discount Notes	4.440	04/05/06	2,700,000	2,698,668
Tennessee Valley Authority Discount Notes	4.290	04/13/06	2,000,000	1,997,047
Tennessee Valley Authority Discount Notes	4.620	04/06/06	2,000,000	1,998,717
Tennessee Valley Authority Discount Notes	4.525	04/06/06	4,000,000	3,997,486
United States Treasury Notes	7.000	07/15/06	3,500,000	3,525,864

				58,200,087

Commercial Paper (58.5%)
Banks (2.2%)
Bank of America Corp.	4.650	05/17/06	4,400,000	4,373,857

Chemicals (2.0%)
E.I. Du Pont De Nemours & Co.	4.710	04/24/06	2,000,000	1,993,982
E.I. Du Pont De Nemours & Co.	4.650	04/24/06	2,000,000	1,994,058

				3,988,040

Consumer Finance (19.7%)
American Express Credit Corp.	4.550	04/19/06	4,000,000	3,990,900
American Express Credit Corp.	4.550	04/11/06	2,000,000	1,997,472
American Honda Finance	4.580	04/25/06	4,000,000	3,987,787
American Honda Finance	4.570	04/24/06	2,000,000	1,994,161
America General Finance Corp.	4.619	04/18/06	6,000,000	5,986,995
Citibank Corp.	4.533	04/03/06	6,000,000	5,998,500
Siemens Capital Corp.	4.680	05/02/06	3,000,000	2,987,910
Toyota Motor Credit Corp.	4.710	05/03/06	2,000,000	1,991,627
Toyota Motor Credit Corp.	4.490	04/02/06	4,000,000	3,997,505
UBS Finance Delaware, LLC	4.530	07/17/06	4,000,000	3,946,143
UBS Finance Delaware, LLC	4.730	05/22/06	2,000,000	1,986,598

				38,865,598

Diversified Financial Services (6.1%)
General Electric Capital Corp.	4.740	05/11/06	2,500,000	2,486,833
General Electric Capital Corp.	4.500	04/07/06	3,500,000	3,497,375
IBM Credit Corp.	4.700	06/08/06	3,000,000	2,973,367
IBM Credit Corp.	4.690	04/26/06	3,000,000	2,990,229

				11,947,804

Diversified Telecommunication Services (3.0%)
Bellsouth Telecommunications	4.700	04/26/06	3,000,000	2,990,208
Bellsouth Telecommunications	4.500	04/13/06	3,000,000	2,995,500

				5,985,708

1

Education (2.0%)
Harvard University	4.340%	05/08/06	$4,000,000	$3,982,158

Food, Beverages (6.1%)
Coca-Cola Co.	4.630	05/25/06	6,000,000	5,958,330
Nestle Capital Corp.	4.690	05/15/06	3,000,000	2,982,803
Nestle Capital Corp.	4.480	04/17/06	3,000,000	2,994,027

				11,935,160

Household & Personal Products (3.0%)
The Procter & Gamble Co.	4.690	04/27/06	2,000,000	1,993,226
The Procter & Gamble Co.	4.600	04/20/06	4,000,000	3,990,289

				5,983,515

Insurance (4.0%)
AIG Funding, Inc.	4.495	04/10/06	2,000,000	1,997,752
Prudential Funding Corp.	4.730	05/02/06	2,000,000	1,991,854
Prudential Funding Corp.	4.470	04/11/06	2,000,000	1,997,517
Prudential Funding Corp.	4.480	04/04/06	2,000,000	1,999,253

				7,986,376

Media (3.0%)
Gannett Corp.	4.560	04/27/06	3,000,000	2,990,120
Gannett Corp.	4.490	04/05/06	3,000,000	2,998,503

				5,988,623

Oil & Gas (3.0%)
ChevronTexaco Corp.	4.740	05/19/06	4,000,000	3,974,720
ChevronTexaco Corp.	4.500	04/04/06	2,000,000	1,999,258

				5,973,978

Retail (1.3%)
Wal-Mart	4.500	04/04/06	2,500,000	2,499,062

Transport - Services (3.1%)
United Parcel Services, Inc.	4.380	04/12/06	6,000,000	5,991,970

Variable Rate Demand Notes (4.6%)**
Chatham Capital Corp.(backed by 5/3rd Bank LOC)	4.836	11/01/28	1,000,000	1,000,000
Community Housing Development (backed by Wells Fargo Bank LOC)	4.836	08/01/24	920,000	920,000
Connecticut Water (backed by Citizen Bank of RI LOC)	4.806	01/04/29	1,500,000	1,500,000
PCP Investors LLC (backed by Wells Fargo Bank LOC)	4.836	12/01/24	925,000	925,000
Pineview (backed by 5/3rd Bank LOC)	4.836	01/01/23	400,000	400,000
Rockwood Quarry LLC (backed by 5/3rd Bank LOC)	4.770	12/01/22	4,400,000	4,400,000

				9,145,000

Corporate Bonds (2.7%)
Medical - Drugs ( 2.7%)
Abbott Laboratories	5.625	07/01/06	1,825,000	1,827,227
Merck & Co. Inc.	5.250	07/01/06	3,500,000	3,500,840

				5,328,067

Corporate Floaters (3.0%)
National City Bank of Cleveland	4.813	09/01/06	2,800,000	2,800,160
National City Bank	4.818	07/26/06	3,160,000	3,160,362

				5,960,522

Total short-term notes (cost: $194,135,525)				194,135,525

			Shares

Money Market Mutual Funds (4.8%)
Dreyfus Masternote Account	4.563		4,775,040	4,775,040
Federated Investors Prime Obligation Fund	4.623		2,398,148	2,398,148
Wells Fargo Cash Invest MM-I	4.603		2,200,000	2,200,000

Total money market mutual funds (cost: $9,373,188)				9,373,188

2

Cash and Cash Equivalents (0.1%)
BONY Cash Reserve (cost: $157,146)	157,146	$157,146

Total Investments (103.2%)(a)(cost: $203,665,859)		203,665,859

Liabilities in excess of other assets (3.2%)		(6,386,541)

Net Assets (100.0%)		$197,279,318

**Variable rate investment. The rate shown represents the rate in effect at March 31, 2006. The notes contain a demand feature that allows the notes to be put back to the remarketing agent at par upon seven days notice.

The interest rate for short-term notes reflects the yields for those securities.

Cost represents amortiezed cost.

Percentages shown are based on net assets.

(a) The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of March 31, 2006.

3

OneAmerica Funds, Inc.
INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (unaudited)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Long-Term Notes and Bonds (94.6%)
U.S. Government & Agency Obligations (18.9%)
FHLB	5.750%	05/15/12	$700,000	$721,753
FHLMC 3/5/2019 Series	5.200	03/05/19	700,000	664,131
Housing Urban Development	4.850	08/01/11	900,000	886,400
Housing Urban Development	5.670	08/01/16	800,000	805,780
Tennessee Valley Authority	6.250	12/15/17	900,000	975,203
U.S. Treasury Bonds	6.250	08/15/23	300,000	340,242
U.S. Treasury Bonds	5.250	02/15/29	1,050,000	1,078,137
U.S. Treasury Bonds	5.375	02/15/31	300,000	315,797
U.S. Treasury Notes	4.000	03/15/10	2,100,000	2,038,067
U.S. Treasury Notes	3.875	05/15/10	2,000,000	1,929,062
U.S. Treasury Notes	3.875	07/15/10	3,000,000	2,891,250
U.S. Treasury Notes	5.000	02/15/11	350,000	352,844
U.S. Treasury Notes	5.000	08/15/11	950,000	958,350
U.S. Treasury Notes	4.875	02/15/12	2,800,000	2,804,374
U.S. Treasury Notes	4.375	08/15/12	3,000,000	2,922,068
U.S. Treasury Notes	4.000	11/15/12	3,000,000	2,855,391
U.S. Treasury Notes	3.875	02/15/13	2,600,000	2,451,517
U.S. Treasury Notes	4.250	11/15/14	150,000	143,367
US Treasury Notes	4.000	04/15/10	1,000,000	969,727

				26,103,460

Mortgage-Backed and Asset-Backed Securities (45.9%)
Atlantic City Electric Transition Funding LLC 2002-1 A3	4.910	07/20/17	1,000,000	970,840
Centerpoint Energy	4.970	08/01/14	600,000	592,128
FHLMC Gold Pool #G02060	6.500	01/01/36	2,360,030	2,405,896
FHLMC Gold Pool #J01382	5.500	03/01/21	3,000,000	2,980,284
FHLMC Gold Pool #J05930	5.500	03/01/21	3,000,000	2,980,284
FHLMC Gold Pool #G08016	6.000	10/01/34	2,774,587	2,777,979
FHLMC Gold Pool #A45624	5.500	06/01/35	62,106	60,656
FHLMC Gold Pool #A40159	5.500	11/01/35	55,282	53,992
FHLMC Gold Pool #A40754	6.500	12/01/35	1,073,256	1,094,115
FHLMC Gold Pool #A48197	6.500	01/01/36	2,994,826	3,053,029
FHLMC Gold Pool #A42109	6.500	01/01/36	1,607,648	1,638,796
FHLMC Gold Pool #A43870	6.500	03/01/36	2,000,000	2,038,750
FHLMC Gold Pool #A41968	5.500	01/01/36	577,231	563,761
FHLMC Gold Pool #A11823	5.000	08/01/33	121,936	116,366
FHLMC Gold Pool #A16641	5.500	12/01/33	282,203	276,166
FHLMC Gold Pool #B12969	4.500	03/01/19	300,421	287,437
FHLMC Gold Pool #B19462	5.000	07/01/20	1,164,556	1,135,676
FHLMC Gold Pool #C01086	7.500	11/01/30	94,768	99,069
FHLMC Gold Pool #C01271	6.500	12/01/31	145,514	148,782
FHLMC Gold Pool #C01302	6.500	11/01/31	46,344	47,385
FHLMC Gold Pool #C01676	6.000	11/01/33	6,493,612	6,501,120
FHLMC Gold Pool #C14364	6.500	09/01/28	66,218	67,846
FHLMC Gold Pool #C14872	6.500	09/01/28	7,271	7,449
FHLMC Gold Pool #C20300	6.500	01/01/29	56,146	57,526
FHLMC Gold Pool #C28221	6.500	06/01/29	19,669	20,153
FHLMC Gold Pool #C35377	7.000	01/01/30	11,890	12,250
FHLMC Gold Pool #C41636	8.000	08/01/30	12,084	12,868
FHLMC Gold Pool #C61802	5.500	12/01/31	819,446	802,706

1

FHLMC Gold Pool #C64936	6.500%	03/01/32	$82,070	$83,863
FHLMC Gold Pool #C65674	7.000	03/01/32	79,467	81,868
FHLMC Gold Pool #C68790	6.500	07/01/32	392,939	401,527
FHLMC Gold Pool #C74741	6.000	12/01/32	320,881	321,483
FHLMC Gold Pool #C79460	5.500	05/01/33	322,800	315,895
FHLMC Gold Pool #C79886	6.000	05/01/33	774,189	775,326
FHLMC Gold Pool #E00543	6.000	05/01/13	56,448	57,139
FHLMC Gold Pool #E00565	6.000	08/01/13	43,250	43,780
FHLMC Gold Pool #E00957	6.000	02/01/16	79,911	80,919
FHLMC Gold Pool #E01007	6.000	08/01/16	54,077	54,756
FHLMC Gold Pool #E01085	5.500	12/01/16	105,220	104,678
FHLMC Gold Pool #E01136	5.500	03/01/17	269,675	268,196
FHLMC Gold Pool #E01216	5.500	10/01/17	252,308	250,924
FHLMC Gold Pool #E01378	5.000	05/01/18	510,998	499,131
FHLMC Gold Pool #E71048	6.000	07/01/13	2,167	2,194
FHLMC Gold Pool #E72468	5.500	10/01/13	33,076	32,955
FHLMC Gold Pool #E74118	5.500	01/01/14	127,361	130,000
FHLMC Gold Pool #E77035	6.500	05/01/14	74,416	76,011
FHLMC Gold Pool #E77962	6.500	07/01/14	81,341	83,084
FHLMC Gold Pool #E78727	6.500	10/01/14	2,352	2,402
FHLMC Gold Pool #E82543	6.500	03/01/16	84,766	86,611
FHLMC Gold Pool #E85127	6.000	08/01/16	43,561	44,108
FHLMC Gold Pool #E85353	6.000	09/01/16	108,635	109,999
FHLMC Gold Pool #E89823	5.500	05/01/17	336,316	334,471
FHLMC Gold Pool #E90912	5.500	08/01/17	83,489	83,031
FHLMC Gold Pool #E91139	5.500	09/01/17	431,665	429,297
FHLMC Gold Pool #E91646	5.500	10/01/17	688,766	684,988
FHLMC Gold Pool #E92047	5.500	10/01/17	390,651	388,509
FHLMC Gold Pool #E92196	5.500	11/01/17	59,918	59,590
FHLMC Gold Pool #E95159	5.500	03/01/18	561,324	558,057
FHLMC Gold Pool #E95734	5.000	03/01/18	2,181,493	2,130,833
FHLMC Gold Pool #E96115	5.000	05/01/18	1,604,434	1,567,175
FHLMC Gold Pool #E97366	5.000	07/01/18	1,093,581	1,068,186
FHLMC Gold Pool #G01091	7.000	12/01/29	59,634	61,439
FHLMC Gold Pool #G10817	6.000	06/01/13	55,973	56,658
FHLMC Gold Pool #G11753	5.000	08/01/20	926,295	903,324
FHLMC Series 2424 Class OG CMO	6.000	03/15/17	1,500,000	1,522,698
FHLMC Series 2835 Class MD CMO	4.500	08/15/19	850,000	783,494
FHLMC Series 2947 Class VA CMO	5.000	03/15/16	813,650	795,906
FHLMC Series 3020 Class VA CMO	5.500	11/15/14	1,901,128	1,894,669
FNCL Pool #357637	6.000	11/01/34	3,034,734	3,036,960
FNMA CMO 2002-86 KM CMO	5.000	12/25/17	2,150,000	2,070,809
FNMA Pool #253798	6.000	05/01/16	3,518	3,568
FNMA Pool #356565	5.500	09/01/17	1,979,560	1,970,178
FNMA Pool #545929	6.500	08/01/32	259,411	265,305
FNMA Pool #555591	5.500	07/01/33	851,357	832,952
FNMA Pool #572020	6.000	04/01/16	59,841	60,697
FNMA Pool #578974	6.000	05/01/16	127,632	129,459
FNMA Pool #579170	6.000	04/01/16	43,557	44,180
FNMA Pool #584953	7.500	06/01/31	46,661	48,767
FNMA Pool #585097	6.000	05/01/16	186,826	189,498
FNMA Pool #651220	6.500	07/01/32	254,119	259,893
FNMA Pool #781776	6.000	10/01/34	344,258	344,511
GNMA CMO 2002-88 GW	5.500	09/20/19	1,000,000	968,198
GNMA CMO 2003-12 PA	3.750	11/16/25	149,074	148,366
GNMA Pool #415539	8.000	07/15/27	21,049	22,520
GNMA Pool #424739	7.500	05/15/26	35,006	36,824
GNMA Pool #443216	8.000	07/15/27	30,464	32,592
GNMA Pool #452827	7.500	02/15/28	30,368	31,900
GNMA Pool #457453	7.500	10/15/27	14,614	15,362
GNMA Pool #479743	7.500	11/15/30	41,722	43,787
GNMA Pool #511723	7.500	10/15/30	61,747	64,803

2

GNMA Pool #511778	7.500%	11/15/30	$113,202	$118,805
GNMA Pool #529534	8.000	08/15/30	9,443	10,100
GNMA Pool #540356	7.000	05/15/31	113,345	118,248
GNMA Pool #542083	7.000	01/15/31	21,481	22,410
GNMA Pool #552466	6.500	03/15/32	148,208	153,732
GNMA Pool #570323	6.000	02/15/32	37,110	37,588
GNMA Pool #574395	6.000	01/15/32	1,076,689	1,090,581
GNMA Pool #577653	6.000	08/15/32	121,783	123,354
GNMA Pool #585467	6.000	08/15/32	330,146	334,406
GNMA Pool #591025	6.500	10/15/32	289,814	300,616
PSE&G Transition Funding, LLC 2001-1 A3	5.980	06/15/08	187,866	188,161
Vende Mortgage Trust 2001-3J	6.500	05/15/08	479,904	483,960
Small Business Administration Agency, Ser. 2006-10A	5.524	03/10/16	1,000,000	996,500
Small Business Administration Participation Certificates, Ser. 2006-20C	5.570	03/01/26	1,000,000	999,822

				63,631,895

Corporate Obligations (29.8%)
Airlines (0.5%)
Continental Airlines, Inc.	6.545	08/02/20	642,308	650,797

Auto Rental (0.6%)
ERAC USA Finance Co.	5.600	05/01/15	800,000	779,219

Automotive Components (0.4%)
Johnson Controls, Inc.	5.250	01/15/11	600,000	590,021

Beverages (0.5%)
Sabmiller PLC Series 144A	6.625	08/15/33	600,000	627,637

Brewery (0.5%)
FBG Finance Ltd.	5.875	06/15/35	700,000	636,922

Cellular Telecom (0.4%)
Vodafone Group PLC	5.500	06/15/11	600,000	594,455

Chemicals (1.0%)
Cytec Industries, Inc.	6.000	10/01/15	700,000	675,973
Praxair, Inc.	6.625	10/15/07	700,000	713,871

				1,389,844

Commercial Banks (1.0%)
Bank One NA Illinois	5.500	03/26/07	800,000	800,715
State Street Bank & Trust	5.300	01/15/16	600,000	585,799

				1,386,514

Commercial Services & Supplies (0.8%)
Waste Management, Inc.	6.875	05/15/09	1,100,000	1,143,744

Computer - Software (0.5%)
Computer Associates Inc., Series 144A	5.625	12/01/14	700,000	673,809

Consumer Products (0.5%)
Unilever Capital Corp.	7.125	11/01/10	700,000	744,902

Diversified Telecommunication Services (1.2%)
Sprint Capital Corp.	8.750	03/15/32	800,000	1,000,206
Verizon Communications	6.940	04/15/28	600,000	602,544

				1,602,750

3

Electric Utility (2.6%)
Arizona Public Service Co.	6.375%	10/15/11	$600,000	$611,115
Centerpoint Energy	6.500	02/01/08	1,000,000	1,014,835
Entergy Gulf States, Inc.	4.875	11/01/11	650,000	617,468
Pacific Gas & Electric	4.200	03/01/11	700,000	659,410
Potomac Edison Co. Series 144A	5.350	11/15/14	700,000	681,979

				3,584,807

Electronic Equipment & Instruments (0.5%)
Arrow Electronics, Inc.	6.875	07/01/13	700,000	726,825

Finance Companies (1.9%)
CIT Group, Inc.	5.500	11/30/07	700,000	701,842
Ford Motor Credit Corp.	7.000	10/01/13	800,000	715,524
SLM Corp.	4.500	07/26/10	700,000	668,101
TIAA Global Markets Inc., Series 144A	4.875	01/12/11	600,000	586,510

				2,671,977

Food Products (0.6%)
ConAgra Foods, Inc.	6.750	09/15/11	800,000	831,441

Health Care Providers & Services (1.5%)
Beckman Coulter, Inc.	7.450	03/04/08	500,000	516,794
HCA, Inc.	6.950	05/01/12	900,000	908,694
United Healthcare Group	5.250	03/15/11	650,000	644,657

				2,070,145

Healthcare Equipment & Supplies (0.7%)
Hospira, Inc.	5.900	06/15/14	1,000,000	1,003,117

Insurance (1.6%)
Allstate Life Global Funding	4.250	02/26/10	700,000	672,434
Metropolitan Life Global Funding Series 144A	4.625	08/19/10	800,000	773,697
Nationwide Financial Services	6.250	11/15/11	700,000	720,066

				2,166,197

Media (2.3%)
AOL Time Warner, Inc.	7.625	04/15/31	900,000	980,409
Comcast Corp.	6.500	01/15/15	800,000	819,659
Cox Enterprises, Inc. Series 144A	8.000	02/15/07	700,000	710,611
Viacom, Inc.	4.625	05/15/18	800,000	684,491

				3,195,170

Medical Laboratories (0.4%)
Laboratory Corp. of America	5.625	12/15/15	600,000	589,190

Oil & Gas Exploration & Production/Services (2.3%)
Kerr-Mcgee Corp.	7.125	10/15/27	700,000	717,346
Pioneer Natural Resource	7.200	01/15/28	600,000	600,430
Seacor Holdings, Inc.	5.875	10/01/12	805,000	772,743
Southwestern Energy Co.	7.125	10/10/17	500,000	501,650
Union Pacific Resources	7.050	05/15/18	600,000	656,340

				3,248,509

Oil & Gas/Pipelines (3.4%)
Atmos Energy Corp.	4.950	10/15/14	600,000	564,058
El Paso Natural Gas Series 144A	7.625	08/01/10	700,000	729,750
Energy Transfer Partner Series 144A	5.650	08/01/12	600,000	589,850
Enterprise Products Operations Series B	6.875	03/01/33	650,000	664,039
Gulfstream Natural Gas Series 144A	5.560	11/01/15	700,000	686,651
Magellan Midstream Partners	5.650	10/15/16	800,000	778,359
Transcont Gas Pipe Corp.	8.875	07/15/12	650,000	741,000

				4,753,707

4

Paper and Forest Products (1.7%)
Abitibi-Consolidated, Inc.	8.850%	08/01/30	$800,000	$718,000
Stora Enso OYJ	7.375	05/15/11	650,000	689,926
Weyerhaeuser Co.	7.375	03/15/32	900,000	961,037

				2,368,963

Pharmaceuticals (0.5%)
Amerisourcebergen Corp. Series 144A	5.625	09/15/12	700,000	688,451

Real Estate (0.5%)
Simon Property Group LP Series 144A	3.750	01/30/09	700,000	667,967

Miscellaneous (1.4%)
Morgan Stanley Tracers Variable Series 144A	5.668	03/01/07	806,681	807,851
Morgan Stanley Tracers Variable Series 144A	7.243	09/15/11	1,036,000	1,090,949

				1,898,800

Total long-term notes and bonds (cost: $133,479,142)				131,021,235

Short-Term Notes and Bonds (2.9%)
Corporate Obligations (1.9%)
Auto Components (0.4%)
Johnson Controls, Inc.	5.000	11/15/06	500,000	498,264

Beverages (0.6%)
Bottling Group LLC	2.450	10/16/06	800,000	787,971

Insurance (0.5%)
Protective Life US Funding Series 144 A	5.875	08/15/06	700,000	701,582

Media (0.4%)
Reed Elsevier Capital	6.125	08/01/06	600,000	601,589

Total corporate obligations (cost: $2,603,204)				2,589,406

U.S. Government & Agency Obligations (1.0%)
FHLB	4.775	07/21/06	1,000,000	999,758
U.S. Treasury Notes	2.000	02/15/06	200,000	199,383
U.S. Treasury Notes	7.000	07/15/06	275,000	276,665

				1,475,806

Total short-term notes and bonds (cost: $4,081,692)				4,065,212

Money Market Mutual Funds (1.4%)
Federated Investors Prime Obligation Fund			1,149,206	1,149,206
Goldman Sachs Financial Square Funds			800,000	800,000

Total money market mutual funds (cost: $1,949,206)				1,949,206

Mutual Funds (0.1%)
Federated High Yield Bond Fund			17,313	103,015
Neuberger Berman High Income Bond Fund			10,950	99,320

Total mutual funds (cost: $206,951)				202,335

Cash and Cash Equivalents (0.1%)
BONY Cash Reserve (cost: $104,221)			104,221	104,221

5

Total Investments (cost $139,821,212) (a) (99.1%)	$137,342,209

Other assets less liabilities (0.9%)	1,261,386

Net Assets (100.0%)	$138,603,595

The interest rates for short-term notes reflect the yields for those securities .

Percentages shown are based on net assets.

(a) The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2006.

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation

$139,835,640	$446,965	$(2,940,397)	$(2,493,432)

6

OneAmerica Funds, Inc.
ASSET DIRECTOR PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (unaudited)

Description	Shares	Value

Common Stocks ( 61.8%)
Aerospace & Defense (1.8%)
General Dynamics Corp.	19,000	$1,215,620
Precision Castparts Corp.	59,800	3,552,120

		4,767,740

Apparel (5.0%)
Columbia Sportswear Co.*	75,100	4,005,083
Kellwood Co.	98,600	3,095,054
Liz Claiborne, Inc.	73,800	3,024,324
Wolverine World Wide, Inc.	147,750	3,269,708

		13,394,169

Automotive (1.4%)
Harley-Davidson, Inc.	71,900	3,730,172

Automotive Components (1.4%)
Magna International, Inc.	47,900	3,625,551

Cement & Aggregates (1.4%)
Lafarge North America, Inc.	45,200	3,796,800

Chemicals (0.7%)
Dow Chemical Co.	46,100	1,871,660

Computer Hardware & Software (4.5%)
Autodesk, Inc. *	101,600	3,913,632
Cisco Systems, Inc. *	135,600	2,938,452
Dell, Inc.*	57,000	1,696,320
Hewlett-Packard Co.	110,867	3,647,524

		12,195,928

Consumer Products (0.3%)
Helen of Troy, Ltd.*	42,200	894,640

Diversified Financial Services (7.5%)
Aegon NV	246,868	4,549,777
Citigroup, Inc.	58,928	2,783,169
Federated Investors, Inc. Class B	117,800	4,600,090
Investment Technology Group, Inc. *	83,000	4,133,400
JP Morgan Chase & Co.	51,240	2,133,634
Washington Mutual, Inc.	48,627	2,072,483

		20,272,553

Diversified Manufacturing (5.1%)
Carlisle Cos., Inc.	69,200	5,660,559
Crane Co.	107,500	4,408,575
Trinity Industries, Inc.	67,150	3,652,289

		13,721,423

Electrical Equipment (3.4%)
American Power Conversion	175,700	4,060,427
Baldor Electric Co.	148,000	5,012,760

		9,073,187

Food & Beverage (1.1%)
The Coca-Cola Co.	67,800	2,838,786

Health Care (2.4%)
McKesson Corp.	56,100	$2,924,493
Merck & Co., Inc.	19,900	701,077
Pfizer, Inc.	118,100	2,943,052

		6,568,622

Home Furnishings (1.9%)
Furniture Brands International, Inc.	98,650	2,417,912
La-Z-Boy, Inc.	165,050	2,805,850

		5,223,762

Industrial Conglomerates (0.8%)
General Electric Co.	64,400	2,239,832

Metals & Mining (1.5%)
Alcoa, Inc.	132,500	4,049,200

Oil & Oil Services (5.0%)
Royal Dutch Petroleum Co.	67,850	4,224,341
Tidewater, Inc.	79,550	4,393,547
Valero Energy Corp.	82,000	4,901,959

		13,519,847

Paper and Forest Products ( 1.1%)
Wausau Paper Corp.	208,200	2,950,194

Recreation (2.7%)
Brunswick Corp.	97,100	3,773,306
Mattel, Inc.	187,300	3,395,749

		7,169,055

Restaurants (0.8%)
Outback Steakhouse, Inc.	46,100	2,028,400
Ryan’s Restaurant Group, Inc.*	12,400	179,800

		2,208,200

Retail (2.5%)
BJ’s Wholesale Club, Inc.*	90,800	2,861,108
Home Depot, Inc.	93,200	3,942,360

		6,803,468

Semiconductors (2.4%)
Intel Corp.	156,500	3,028,275
Texas Instruments, Inc.	103,300	3,354,151

		6,382,426

Telecommunication Services (3.9%)
Nokia Corp. ADR	268,300	5,559,176
Telefonos de Mexico, Class L ADR	213,700	4,803,976

		10,363,152

Transportation (3.2%)
Alexander & Baldwin, Inc.	3,300	157,344
Norfolk Southern Corp.	95,400	5,158,278
Werner Enterprises, Inc.	172,600	3,170,662

		8,486,284

Total common stocks (cost: $118,952,216)		166,146,651

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Long-Term Notes and Bonds (26.4%)
U.S. Government & Agency Obligations (6.3%)
FHLMC 3/5/2019 Series	5.200%	03/05/19	$300,000	$284,627
Housing Urban Development	4.850	08/01/11	100,000	98,489
Housing Urban Development	5.670	08/01/16	200,000	201,445

Tennessee Valley Authority	6.250%	12/15/17	$100,000	$108,356
U.S. Treasury Bonds	6.250	08/15/23	700,000	793,899
U.S. Treasury Bonds	6.750	08/15/26	700,000	847,820
U.S. Treasury Bonds	5.250	02/15/29	675,000	693,088
U.S. Treasury Bonds	6.250	05/15/30	225,000	262,951
U.S. Treasury Notes	3.875	05/15/09	800,000	778,187
U.S. Treasury Notes	3.625	07/15/09	1,500,000	1,445,742
U.S. Treasury Notes	6.000	08/15/09	300,000	310,840
U.S. Treasury Notes	4.000	03/15/10	500,000	485,254
U.S. Treasury Notes	3.875	07/15/10	200,000	192,750
U.S. Treasury Notes	5.000	02/15/11	800,000	806,500
U.S. Treasury Notes	5.000	08/15/11	1,450,000	1,462,744
U.S. Treasury Notes	4.875	02/15/12	2,300,000	2,303,593
U.S. Treasury Notes	4.375	08/15/12	3,500,000	3,409,080
U.S. Treasury Notes	3.875	02/15/13	1,800,000	1,697,204
U.S. Treasury Notes	4.250	11/15/14	850,000	812,414

				16,994,983

Mortgage-Backed and Asset-Backed Securities (12.2%)
Centerpoint Energy	4.970	08/01/14	400,000	394,752
FHLMC Gold Pool # G02060	6.500	01/01/36	1,416,018	1,443,538
FHLMC Gold Pool # J01380	5.500	03/01/21	1,500,000	1,490,142
FHLMC Gold Pool # J05930	5.500	03/01/21	1,500,000	1,490,142
FHLMC Gold Pool # C20853	6.000	01/01/29	739,358	741,798
FHLMC Gold Pool # G01477	6.000	12/01/32	785,749	785,672
FHLMC Gold Pool # G01727	6.000	08/01/34	1,815,743	1,817,841
FHLMC Gold Pool # G08016	6.000	10/01/34	1,387,294	1,388,990
FHLMC Gold Pool # G08087	6.000	10/01/35	355,919	356,151
FHLMC Gold Pool # A42106	6.500	01/01/36	1,075,599	1,096,439
FHLMC Gold Pool # A48197	6.500	01/01/36	3,037,098	3,096,122
FHLMC Gold Pool # B18146	5.000	04/01/20	971,346	946,953
FHLMC Gold Pool # B18179	5.000	04/01/20	1,882,375	1,835,692
FHLMC Gold Pool # A41968	5.500	01/01/36	297,584	290,640
FHLMC Gold Pool #A11823	5.000	08/01/33	554,430	529,103
FHLMC Gold Pool #A16641	5.500	12/01/33	846,608	828,499
FHLMC Gold Pool #B12969	4.500	03/01/19	901,261	862,310
FHLMC Gold Pool #B19462	5.000	07/01/20	582,279	567,839
FHLMC Gold Pool #C01086	7.500	11/01/30	20,602	21,537
FHLMC Gold Pool #C01271	6.500	12/01/31	60,631	61,993
FHLMC Gold Pool #C01302	6.500	11/01/31	27,261	27,874
FHLMC Gold Pool #C01676	6.000	11/01/33	1,175,382	1,176,741
FHLMC Gold Pool #C14872	6.500	09/01/28	27,214	27,883
FHLMC Gold Pool #C61802	5.500	12/01/31	194,711	190,733
FHLMC Gold Pool #C65255	6.500	03/01/32	31,360	32,045
FHLMC Gold Pool #C65674	7.000	03/01/32	19,867	20,467
FHLMC Gold Pool #C67071	6.500	05/01/32	67,849	69,524
FHLMC Gold Pool #C68790	6.500	07/01/32	130,980	133,842
FHLMC Gold Pool #C74741	6.000	12/01/32	94,377	94,554
FHLMC Gold Pool #C79886	6.000	05/01/33	224,765	225,095
FHLMC Gold Pool #E00543	6.000	04/01/13	37,967	38,432
FHLMC Gold Pool #E00878	6.500	07/01/15	24,507	25,040
FHLMC Gold Pool #E01007	6.000	08/01/16	54,077	54,756
FHLMC Gold Pool #E77962	6.500	07/01/14	30,503	31,157
FHLMC Gold Pool #E85127	6.000	08/01/16	24,892	25,205
FHLMC Gold Pool #E85353	6.000	09/01/16	108,635	109,999
FHLMC Gold Pool #E95159	5.500	03/01/18	210,497	209,271
FHLMC Gold Pool #E95734	5.000	03/01/18	851,314	831,545
FHLMC Gold Pool #E96115	5.000	05/01/18	407,907	398,434
FHLMC Gold Pool #E97366	5.000	07/01/18	315,515	308,188
FHLMC Gold Pool #G11753	5.000	08/01/20	926,295	903,324
FHLMC Pool #A14499	6.000	10/01/33	206,015	206,317
FHLMC Series 2424 Class OG CMO	6.000	03/15/17	500,000	507,566

FHLMC Series 2835 Class MD CMO	4.500%	08/15/19	$150,000	$138,264
FHLMC Series 2947 Class VA CMO	5.000	03/15/16	464,943	454,804
FHLMC Series 3020 Class VA CMO	5.500	11/15/14	950,564	947,335
FNCL Pool #357637	6.000	11/01/34	829,709	830,318
FNMA CMO 2002-86 KM CMO	5.000	12/25/17	350,000	337,109
FNMA Pool #356565	5.500	09/01/17	449,900	447,768
FNMA Pool #545929	6.500	08/01/32	121,059	123,809
FNMA Pool #555591	5.500	07/01/33	247,168	241,825
FNMA Pool #574922	6.000	04/01/16	5,481	5,559
FNMA Pool #579170	6.000	04/01/16	61,102	61,976
FNMA Pool #584953	7.500	06/01/31	20,738	21,674
FNMA Pool #651220	6.500	07/01/32	50,824	51,979
FNMA Pool #725793	5.500	09/01/19	1,562,853	1,555,012
GNMA Pool #422407	6.500	01/15/26	8,639	8,953
GNMA Pool #424578	6.500	04/15/26	107,496	111,406
GNMA Pool #425983	6.500	03/15/26	23,386	24,237
GNMA Pool #431962	6.500	05/15/26	60,012	62,195
GNMA Pool #436741	7.500	01/15/27	37,565	39,486
GNMA Pool #443216	8.000	07/15/27	15,936	17,049
GNMA Pool #479743	7.500	11/15/30	41,722	43,787
GNMA Pool #511778	7.500	11/15/30	44,297	46,489
GNMA Pool #542083	7.000	01/15/31	107,405	112,051
GNMA Pool #552466	6.500	03/15/32	69,164	71,742
GNMA Pool #555179	7.000	12/15/31	17,285	18,033
GNMA Pool #570323	6.000	02/15/32	14,844	15,035
GNMA Pool #574395	6.000	01/15/32	105,558	106,920
PSE&G Transition Funding, LLC 2001-1 A3	5.980	06/15/08	112,720	112,897
Small Business Administration Agency, Ser 2006-10A	5.524	03/10/16	500,000	498,250
Small Business Administration Participation
Certificates, Ser. 2006-20C	5.570	03/01/26	500,000	499,911

				32,700,018

Corporate Obligations (7.9%)
Airlines (0.1%)
Continental Airlines, Inc.	6.545	08/02/20	160,577	162,699

Auto Rental (0.1%)
ERAC USA Finance Co.	5.600	05/01/15	200,000	194,805

Automotive Components (0.1%)
Johnson Controls, Inc.	5.250	01/15/11	400,000	393,347

Beverages (0.2%)
Sabmiller PLC Series 144A	6.625	08/15/33	400,000	418,424

Brewery (0.1%)
FBG Finance Ltd.	5.875	06/15/35	300,000	272,966

Cellular Telecom (0.1%)
Vodafone Group PLC	5.500	06/15/11	400,000	396,304

Chemicals (0.3%)
Cytec Industries, Inc.	6.000	10/01/15	300,000	289,703
Praxair, Inc.	6.625	10/15/07	600,000	611,890

				901,593

Commercial Banks (0.2%)
Bank One NA Illinois	5.500	03/26/07	200,000	200,179
State Street Bank & Trust	5.300	01/15/16	400,000	390,533

				590,712

Commercial Services & Supplies (0.1%)
Waste Management, Inc.	6.875%	05/15/09	$300,000	$311,930

Computer - Software (0.1%)
Computer Associates, Inc. Series 144A	5.625	12/01/14	300,000	288,775

Consumer Products (0.2%)
Unilever Capital Corp.	7.125	11/01/10	500,000	532,073

Diversified Telecommunication Services (0.3%)
Sprint Capital Corp.	8.750	03/15/32	400,000	500,103
Verizon Communications	6.940	04/15/28	350,000	351,484

				851,587

Electric Utility (0.7%)
Arizona Public Service Co.	6.375	10/15/11	400,000	407,410
Centerpoint Energy	6.500	02/01/08	200,000	202,967
Entergy Gulf States, Inc.	4.875	11/01/11	350,000	332,483
Pacific Gas & Electric	4.200	03/01/11	600,000	565,208
Potomac Edison Co. Series 144A	5.350	11/15/14	300,000	292,277

				1,800,345

Electronic Equipment & Instruments (0.1%)
Arrow Electronics, Inc.	6.875	07/01/13	300,000	311,497

Finance Companies (0.6%)
CIT Group, Inc.	5.500	11/30/07	400,000	401,052
Citi Financial	6.625	06/01/15	75,000	80,098
Ford Motor Credit Corp.	7.000	10/01/13	200,000	178,881
SLM Corp.	4.500	07/26/10	500,000	477,216
TIAA Global Markets, Inc. Series 144A	4.875	01/12/11	400,000	391,006

				1,528,253

Food Products (0.2%)
ConAgra Foods, Inc.	6.750	09/15/11	600,000	623,581

Health Care Providers & Services (0.3%)
Beckman Coulter, Inc.	7.450	03/04/08	150,000	155,038
HCA, Inc.	6.950	05/01/12	300,000	302,898
United Healthcare Group	5.250	03/15/11	350,000	347,123

				805,059

Healthcare Equipment & Supplies (0.1%)
Hospira, Inc.	5.900	06/15/14	300,000	300,935

Insurance (0.5%)
Allstate Life Global Funding	4.250	02/26/10	500,000	480,310
Metropolitan Life Global Funding Series 144A	4.625	08/19/10	500,000	483,561
Nationwide Financial Services	6.250	11/15/11	300,000	308,600

				1,272,471

Media (0.5%)
AOL Time Warner, Inc.	7.625	04/15/31	400,000	435,736
Comcast Corp.	6.500	01/15/15	400,000	409,830
Cox Enterprises, Inc. Series 144A	8.000	02/15/07	300,000	304,548
Viacom, Inc.	4.625	05/15/18	200,000	171,123

				1,321,237

Medical Laboratories (0.1%)
Laboratory Corp. of America	5.625	12/15/15	400,000	392,794

Oil & Gas Exploration & Production/Services (0.5%)
Kerr-Mcgee Corp.	7.125	10/15/27	300,000	307,434

Pioneer Natural Resource	7.200%	01/15/28	$400,000	$400,287
Seacor Holdings, Inc.	5.875	10/01/12	400,000	383,972
Union Pacific Resources	7.050	05/15/18	250,000	273,475

				1,365,168

Oil & Gas/Pipelines (0.9%)
Atmos Energy Corp.	4.950	10/15/14	400,000	376,038
El Paso Natural Gas Series 144A	7.625	08/01/10	300,000	312,750
Energy Transfer Partner Series 144A	5.650	08/01/12	400,000	393,233
Enterprise Products Operations Series B	6.875	03/01/33	350,000	357,559
Gulfstream Natural Gas Series 144A	5.560	11/01/15	300,000	294,279
Magellan Midstream Partners	5.650	10/15/16	200,000	194,590
Transcont Gas Pipe Corp.	8.875	07/15/12	350,000	399,001

				2,327,450

Paper and Forest Products (0.3%)
Abitibi-Consolidated, Inc.	8.850	08/01/30	200,000	179,500
Stora Enso OYJ	7.375	05/15/11	350,000	371,498
Weyerhaeuser Co.	7.375	03/15/32	300,000	320,346

				871,344

Pharmaceuticals (0.1%)
Amerisourcebergen Corp. Series 144A	5.625	09/15/12	300,000	295,050

Real Estate (0.2%)
New Plan Excel Realty Trust	7.400	09/15/09	200,000	211,335
Simon Property Group LP Series 144A	3.750	01/30/09	300,000	286,271

				497,606

Miscellaneous (0.9%)
iShares GS $ InvesTop Corporate Bond Fund	-	-	18,233	1,919,934
Morgan Stanley Tracers Variable Series 144A	5.668	03/01/07	201,670	201,963
Morgan Stanley Tracers Variable Series 144A	7.243	09/15/11	196,000	206,395

				2,328,292

Total corporate obligations				21,356,297

Total long-term notes and bonds (cost: $72,456,812)				71,051,298

Short-Term Notes and Bonds (4.6%)
Commercial Paper (3.7%)
Consumer Finance (2.2%)
American Express	4.600	04/25/06	2,000,000	1,993,867
General Electric Capital Corp.	4.670	04/17/06	2,000,000	1,996,300
Toyota Motor Credit Corp.	4.590	05/02/06	2,000,000	1,992,095

				5,982,262

Insurance (0.7%)
Prudential Funding Corp.	4.720	05/22/06	2,000,000	1,986,627

Media (0.8%)
Gannett	4.520	04/04/06	2,000,000	1,999,246

Total commercial paper (cost: $9,967,684)				9,968,135

Corporate Obligations (0.4%)
Auto Components (0.1%)
Johnson Controls, Inc.	5.000	11/15/06	200,000	199,306

Beverages (0.1%)
Bottling Group LLC	2.450	10/16/06	200,000	196,993

Insurance (0.1%)
Protective Life US Funding Series 144 A	5.875%	08/15/06	$300,000	$300,678

Media (0.1%)
Reed Elsevier Capital	6.125	08/01/06	400,000	401,059

Total corporate obligations (cost: $1,099,904)				1,098,036

U.S. Government & Agency Obligations (0.5%)
U.S. Treasury Notes	2.000	05/15/06	475,000	473,534
U.S. Treasury Notes	7.000	07/15/06	750,000	754,541

				1,228,075

Total short-term notes and bonds (cost: $12,302,837)				12,294,246

Money Market Mutual Funds (5.5%)
Federated Investors Prime Obligation Fund			7,338,272	7,338,272
Goldman Sachs Financial Square Funds			7,307,900	7,307,900

Total money market mutual funds (cost: $14,646,172)				14,646,172

Mutual Funds (1.4%)
Federated High Yield Bond Fund			8,091	48,139
iShares Russell 1000 Value Index Fund			8,500	621,180
iShares Trust Russell 1000 Growth Index Fund			57,600	3,037,824
Neuberger Berman High Income Bond Fund			5,539	50,237

Total mutual funds (cost: $3,332,715)				3,757,380

Cash and Cash Equivalents (0.0%)
BONY Cash Reserve (cost: $71,497)			71,497	71,497

Total Investments (99.7%)(a)(cost: $221,762,249)				267,967,244

Other assets less liabilities (0.3%)				741,044

Net Assets (100.0%)				$268,708,288

*Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on net assets:

(a) The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2006.

			Total Net
			Unrealized
Tax Basis	Appreciation	Depreciation	Appreciation

$221,803,368	$50,617,104	$(4,453,228)	$46,163,876

Notes to Schedules of Investments (unaudited)

Investments

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price (“NOCP”). Short-term notes are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. When market values are not readily available, securities are priced to fair value derived from various fair valuation methods. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio’s use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2.	Controls and Procedures.

(a)	The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

                A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By:	/s/	Dayton H. Molendorp

Dayton H. Molendorp
President

Date:	May 24, 2006

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Dayton H. Molendorp

Dayton H. Molendorp
President

Date:	May 24, 2006

By:	/s/	Constance E. Lund

Constance E. Lund
Treasurer

Date:	May 24, 2006